Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 14, 2013
Registrant Name	Whitebox Mutual Funds
Central Index Key	0001523624
Amendment Flag	false
Document Creation Date	Jan. 14, 2013
Document Effective Date	Jan. 14, 2013
Prospectus Date	Nov. 01, 2012